Expense Example - FidelityAdvisorEquityGrowthFund-AMCIZPRO - FidelityAdvisorEquityGrowthFund-AMCIZPRO - Fidelity Advisor Equity Growth Fund	Jan. 29, 2024 USD ($)
Fidelity Advisor Equity Growth Fund - Class A
Expense Example:
1 year	$ 667
3 years	863
5 years	1,075
10 years	1,685
Fidelity Advisor Equity Growth Fund - Class C
Expense Example:
1 year	277
3 years	548
5 years	944
10 years	1,845
Fidelity Advisor Equity Growth Fund - Class M
Expense Example:
1 year	469
3 years	721
5 years	992
10 years	1,765
Fidelity Advisor Equity Growth Fund - Class I
Expense Example:
1 year	73
3 years	227
5 years	395
10 years	883
Fidelity Advisor Equity Growth Fund - Class Z
Expense Example:
1 year	60
3 years	189
5 years	329
10 years	$ 738